Virtus Conservative Allocation Strategy Fund
Virtus Conservative Allocation Strategy Fund
Investment Objective
The fund has an investment objective of seeking to provide a high level of capital appreciation and current income.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 181 of the fund's statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund's statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 118 of the fund's statement of additional information.

The Virtus Conservative Allocation Strategy Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Conservative Allocation Strategy, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Conservative Allocation Strategy Fund	Class A	Class C		Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Conservative Allocation Strategy Fund		Class A		Class C		Class I		Class T
Management Fees		0.10%		0.10%		0.10%		0.10%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		none		0.25%
Other Expenses		0.47%	[1]	0.44%	[1]	0.51%	[1]	0.47%	[2]
Acquired Fund Fees and Expenses		0.62%		0.62%		0.62%		0.62%
Total Annual Fund Operating Expenses	[3]	1.44%		2.16%		1.23%		1.44%
Less: Fee Waivers and/or Expense Reimbursements	[4]	(0.22%)		(0.24%)		(0.31%)		(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3],[4]	1.22%		1.92%		0.92%		1.22%
[1]	Restated to reflect current fees and expenses.
[2]	Estimated for current fiscal year, as annualized.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[4]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.60% for Class A Shares, 1.30% for Class C Shares, 0.30% for Class I Shares and 0.60% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Conservative Allocation Strategy Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	692	984	1,297	2,182
Class C	Sold	295	653	1,137	2,474
Class I	Sold	94	360	646	1,461
Class T	Sold	371	673	997	1,913

Expense Example, No Redemption - Virtus Conservative Allocation Strategy Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	692	984	1,297	2,182
Class C	Held	195	653	1,137	2,474
Class I	Held	94	360	646	1,461
Class T	Held	371	673	997	1,913

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal period, the fund's portfolio turnover rate was 73% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

The fund invests pursuant to an asset allocation strategy in a combination of affiliated fixed income funds and exchange-traded funds (“ETFs”) that invest in bonds (together, “Underlying Fixed Income Funds”), and to a lesser extent, affiliated equity funds and ETFs that invest in equities (together, “Underlying Equity Funds” and, together with Underlying Fixed Income Funds, “Underlying Funds”). The fund invests between 50% and 80% of its assets in Underlying Fixed Income Funds, and between 20% and 40% of its assets in Underlying Equity Funds. The fund's remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.

The fund may invest in Underlying Funds that:

•      invest in debt instruments, including mortgage- and asset-backed instruments, securities restricted as to resale, common stocks and other equity securities of U.S. and non-U.S. companies including those in both developed and emerging markets;

•      invest in bank loans and other below investment grade instruments; and

•      invest in inflation-protected public obligations of the U.S. Treasury (“TIPS”), which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

The fund has no limits as to the market capitalizations of equity securities in the Underlying Equity Funds' portfolios, nor does it have limits as to the average maturity of any Underlying Fixed Income Funds or remaining maturities of individual securities in which any Underlying Fixed Income Fund invests.

In selecting a diversified portfolio of Underlying Funds, the adviser analyzes many factors, including the Underlying Funds' investment objectives, total return, volatility and expenses.

The table that follows shows how the adviser currently expects to allocate the fund's portfolio among asset classes. The table also shows the sectors within those asset classes to which the fund will currently have exposure.

Asset Class	Investment Range (Percentage of the Conservative Allocation Strategy Fund's Assets)
Underlying Fixed Income Funds	50-80%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including bank loans)
International Bonds
Emerging Market Bonds
Underlying Equity Funds	20-40%
U.S. Equities
International Equities
Emerging Market Equities (All Market Capitalizations)
Underlying Money Market Investments	0-20%

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any Underlying Funds in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>    Affiliated Fund Risk.   The risk that the adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest.

>    Allocation Risk.   The risk that the fund's exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

>    Fund of Funds Risk.   The risk that the fund's performance will be adversely affected by the assets owned by the other mutual funds in which it invests, and that the layering of expenses associated with the fund's investment in such other funds will cost shareholders more than direct investments would have cost.

>    Short-Term Investments Risk.   The risk that the fund's short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund's principal investment strategies.

>    U.S. Government Securities Risk.   The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

The principal risks attributable to the Underlying Funds in which the fund invests are:

>    Call Risk.   The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations and otherwise not benefit fully from the increase in value that other fixed income securities experience when interest rates decline.

>    Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

>    Derivatives Risk.   The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>    Emerging Market Investing Risk.   The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>    Equity Securities Risk.   The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>    Exchange-Traded Funds (ETFs) Risk.   The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>    Foreign Investing Risk.   The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>    Growth Stocks Risk.   The risk that the fund's investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>    High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.   The risk that the issuers of high-yield/high-risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>    Illiquid and Restricted Securities.   Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

>    Inflation Protected Investing Risk.   The risk that inflation-protected securities will react differently from other fixed income securities to changes in interest rates. The values of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

>    Interest Rate Risk.   The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>    Large Market Capitalization Companies Risk.   The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

>    Loan Risk.   The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans (including floating rate loans) in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>    Market Volatility Risk.   The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>    Mortgage-Backed and Asset-Backed Securities Risk.   The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

>    Real Estate Investment Risk.   The risk that the value of the fund's shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, changes in the value of the underlying real estate and defaults by lessees and/or borrowers.

>    Small and Medium Market Capitalization Risk.   The risk that the fund's investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

>    Unrated Fixed Income Securities Risk.   The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

>    U.S. Government Securities Risk.   The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

>    Value Stocks Risk.   The risk that the fund will underperform when value investing is out of favor or that the fund's investments will not appreciate in value as anticipated.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of two broad-based securities market indexes and a composite benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did. Annual Return (%)

Best Quarter:	Q3/2009:	7.57%	Worst Quarter:	Q3/2011:	-4.15%	Year to Date (6/30/18):	0.14%

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Conservative Allocation Strategy Fund	Label	1 Year	5 Years	10 Years
Class I	Return Before Taxes	9.37%	5.22%	5.43%
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	6.14%	3.38%	3.87%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	6.81%	3.55%	3.80%
Class A	Return Before Taxes	2.75%	3.67%	4.49%
Class C	Return Before Taxes	8.23%	4.18%	4.38%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%
Hybrid 30/70 Blend of the two indexes above (reflects no deduction for fees, expenses or taxes)	Hybrid 30/70 Blend of the two indexes above (reflects no deduction for fees, expenses or taxes)	8.76%	6.15%	5.60%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.